Significant Accounting Policies(Table)	12 Months Ended
Dec. 31, 2017
Accounting Policies Abstract [Abstract]
Property Plant And Equipment Text Block [Text Block]

The depreciation method and estimated useful lives of the assets are as follows:

Property and equipment	Depreciation method	Estimated useful life
Buildings and structures	Straight-line	40 years
Leasehold improvements	Declining-balance/ Straight-line	4 years
Equipment and vehicles	Declining-balance/ Straight-line	3~8 years
Finance leased assets	Declining-balance	8 months ~ 5 years and 8 months

Schedule Of Investment Property Table [Text Block]	The depreciation method and estimated useful lives of the assets are as follows:

Investment property	Depreciation method	Estimated useful life
Buildings	Straight-line	40 years

Schedule Of Finite Lived Intangible Assets Table Text Block [Text Block]

Intangible assets, except for goodwill and membership rights, are amortized using the straight-line method or double declining balance method with no residual value over their estimated useful economic life since the asset is available for use.

Intangible assets	Amortization method	Estimated useful life
Industrial property rights	Straight-line	3~10 years
Software	Straight-line	3~5 years
Finance leased assets	Straight-line	8 months ~ 5 years and 8 months
VOBA	Declining-Balance	60 years
Others	Straight-line	2~30 years